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Retail | Vanguard Global ESG Select Stock Fund
Fund Summary
Investment Objective
The Fund seeks to maximize returns while having greater exposure to companies with attractive environmental, social, and governance characteristics.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Retail - Vanguard Global ESG Select Stock Fund - USD ($)	Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20	$ 20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail - Vanguard Global ESG Select Stock Fund	Investor Shares	Admiral Shares
Management Fees	0.50%	0.41%
12b-1 Distribution Fee	none	none
Other Expenses	0.08%	0.07%
Total Annual Fund Operating Expenses1	0.58%	0.48%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail - Vanguard Global ESG Select Stock Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	59	186	324	726
Admiral Shares	49	154	269	604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the fiscal period from June 5, 2019, to January 31, 2020, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks of companies that meet the advisor's environmental, social, and governance (ESG) criteria. The Fund will typically invest in stocks of large and mid-size companies located in a number of countries throughout the world, including issuers located in emerging markets.

The Fund's investment approach is based on proprietary, bottom-up fundamental research conducted by the advisor. The advisor considers the investment universe, sector-by-sector and region-by-region, looking for companies with strong long-term fundamentals that also meet the advisor's ESG criteria. The advisor will place an emphasis on the following company attributes: (1) a proven track record of effective capital allocation; (2) leading ESG practices as determined by the advisor through an evaluation of how the company integrates material ESG risks and opportunities into its corporate strategy (e.g., a realistic assessment of long-term ESG risks and opportunities, increased transparency into the company's ESG practices, management teams with aligned incentives, better governance practices, and thoughtful resource allocation); and (3) confidence that a wide gap between return on capital and cost of capital can be sustained. The advisor will then examine issues outside the scope of traditional research—such as corporate culture, adaptability, and employee engagement—to build conviction in each holding.

Principal Risks

An investment in the Fund could lose money over short or long periods of time. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:

  Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.
  Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest its assets in securities of companies located in emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that country or region. Country/regional risk is especially high in emerging markets.
  Asset concentration risk, which is the chance that, because the Fund tends to invest a high percentage of assets in its ten largest holdings, the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks.
  ESG investing risk, which is the chance that the stocks selected by the advisor based on its ESG criteria generally will underperform the stock market as a whole or that the particular stocks selected by the advisor based on its ESG criteria will, in the aggregate, trail returns of other ESG funds.
  Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The Fund has not been in operation long enough to report a full calendar-year return. Performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.